Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Revenue	$ 85,792	$ 397,254	$ 471,078	$ 785,767
Cost of goods sold	19,773	134,726	199,307	264,174
Gross Margin	66,019	262,528	271,771	521,593
General and administrative expense	861,098	737,519	1,589,522	3,247,024
Operations expense	202,799	183,154	375,429	740,012
Sales and marketing expense	66,720	325,141	439,703	849,364
Interest expense	51,804	131,935	394,641	164,962
Gain on valuation of equity-linked financial instruments				(11,599)
Total expense	1,182,421	1,377,749	2,799,295	4,989,763
Net loss available to common shareholders	$ (1,116,402)	$ (1,115,221)	$ (2,527,524)	$ (4,468,170)
Loss per common share basic and diluted (in Dollars per share)	$ (0.28)	$ (0.37)	$ (0.74)	$ (1.51)
Weighted average shares used in computation, basic and diluted (in Shares)	3,936,126	2,984,335	3,435,700	2,967,483